Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GFS Advisors, LLC

Address: 1330 Post Oak Blvd., Suite 2100
	 Houston, TX  77056


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jane Bates
Title:     Chief Compliance Officer
Phone:     713-968-0449


Signature, Place, and Date of Signing:

     /s/ Jane Bates, Houston, TX,     October 20, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    71

Form13F Information Table Value Total:     $    112,165(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES MSCI EAFE INDEX        COM              464287465      209     3800 SH       Sole                                       3800
VANGUARD ALL WORLD INDX        COM              922042775     1031    22700 SH       Sole                                      22700
ALCOA INC.                     COM              013817101      355    29300 SH       Sole                                      29300
AMER EXPRESS                   COM              025816109     4384   104300 SH       Sole                                     104300
APPLE COMPUTERS                COM              037833100      284     1000 SH       Sole                                       1000
AT & T CORP                    COM              00206R102     1649    57650 SH       Sole                                      57650
BANKAMERICA                    COM              060505104     4338   331100 SH       Sole                                     331100
CISCO SYSTEMS                  COM              17275R102      999    45600 SH       Sole                                      45600
COCA COLA                      COM              191216100     1208    20650 SH       Sole                                      20650
CRANE CO                       COM              224399105      653    17200 SH       Sole                                      17200
EXXON MOBIL CORP               COM              30231G102     4118    66650 SH       Sole                                      66650
GENERAL ELECTRIC               COM              369604103     6028   370950 SH       Sole                                     370950
GOLDMAN SACHS                  COM              38141G104      231     1600 SH       Sole                                       1600
HEWLETT PACKARD                COM              428236103     2457    58400 SH       Sole                                      58400
HOME DEPOT                     COM              437076102     2545    80350 SH       Sole                                      80350
ILLINOIS TOOLS WORKS           COM              452308109      973    20700 SH       Sole                                      20700
INTEL                          COM              458140100     2646   137800 SH       Sole                                     137800
JOHNSON & JOHNSON              COM              478160104     2578    41600 SH       Sole                                      41600
JOHNSON CONTROLS INC           COM              478366107      749    24550 SH       Sole                                      24550
KELLOGG                        COM              487836108     1707    33800 SH       Sole                                      33800
KRAFT FOODS                    COM              50075N104     2339    75800 SH       Sole                                      75800
LOWE'S                         COM              548661107     1363    61150 SH       Sole                                      61150
MANPOWER INC                   COM              56418H100     1091    20900 SH       Sole                                      20900
MERCK                          COM              589331107     2842    77200 SH       Sole                                      77200
MICROSOFT                      COM              594918104     2245    91650 SH       Sole                                      91650
OFFICE DEPOT                   COM              676220106      138    30000 SH       Sole                                      30000
PEPSICO                        COM              713448108     3189    48000 SH       Sole                                      48000
PFIZER                         COM              717081103      608    35425 SH       Sole                                      35425
PROCTER & GAMBLE               COM              742718109     3286    54800 SH       Sole                                      54800
STARBUCKS                      COM              855244109      383    15000 SH       Sole                                      15000
WAL MART STORES                COM              931142103     3982    74400 SH       Sole                                      74400
WALGREEN                       COM              931422109     2062    61550 SH       Sole                                      61550
WASTE MGT                      COM              94106L109     1555    43500 SH       Sole                                      43500
BARCLAYS BK IPATH DOW JONES    COM              06739H321      288     9100 SH       Sole                                       9100
DOW JONES INDEX                COM              252787106     3275    30350 SH       Sole                                      30350
ENERGY INDEX                   COM              81369Y506     1564    27900 SH       Sole                                      27900
FINANCIAL SECTOR SPDR          COM              81369Y605     1046    72900 SH       Sole                                      72900
ISHARES S&P 100 INDEX          COM              464287101     1215    23600 SH       Sole                                      23600
OIL SVC HOLDRS                 COM              678002106      311     2750 SH       Sole                                       2750
QQQQ INDEX                     COM              73935A104      805    16400 SH       Sole                                      16400
S&P 500 INDEX                  COM              78462F103     7367    64550 SH       Sole                                      64550
S&P MIDCAP 400 INDEX           COM              595635103      480     3300 SH       Sole                                       3300
TECHNOLOGY SECTOR INDEX        COM              81369Y803      315    13700 SH       Sole                                      13700
VANGUARD LARGE CAP             COM              922908637      807    15500 SH       Sole                                      15500
VANGUARD MCSI GROWTH           COM              922908736     1237    22500 SH       Sole                                      22500
PROSHARES ULTRASHORT TREASURY  COM              74347R297      312    10000 SH       Sole                                      10000
DB COMMODITY INDX              COM              73935S105      254    10535 SH       Sole                                      10535
ISHARES S&P GSCI COMMODITY     COM              46428R107      900    30000 SH       Sole                                      30000
STREETTRACKS GOLD              COM              78463V107     1008     7879 SH       Sole                                       7879
US NATURAL GAS FD              COM              912318102     1012   164070 SH       Sole                                     164070
ARCELORMITTAL ADR              ADR              03938L104     1407    42650 SH       Sole                                      42650
NOVARTIS ADR                   ADR              66987V109      496     8600 SH       Sole                                       8600
SANTANDER ADR                  ADR              05964H105      357    28200 SH       Sole                                      28200
SAP AG ADR                     ADR              803054204      680    13800 SH       Sole                                      13800
TELEF ESPANA ADR               ADR              879382208     2884    38900 SH       Sole                                      38900
TOTAL ADR                      ADR              89151E109      232     4500 SH       Sole                                       4500
UNILEVER NV  ADR               ADR              904784709     1593    53300 SH       Sole                                      53300
VODAFONE GROUP ADR             ADR              92857W209     1523    61400 SH       Sole                                      61400
DJ STOXX 50 FUND               COM              78463X103     1617    47700 SH       Sole                                      47700
ISHARES GERMANY INDEX          COM              464286806      282    12800 SH       Sole                                      12800
ISHARES MSCI AUSTRIA INDEX     COM              464286202      654    33200 SH       Sole                                      33200
ISHARES S&P 350 EUROPE         COM              464287861      678    17900 SH       Sole                                      17900
CEMEX ADR                      ADR              151290889     1589   186965 SH       Sole                                     186965
GRUMA ADR                      ADR              400131306       83    14600 SH       Sole                                      14600
PETROBRAS ADR                  ADR              71654V408     1799    49600 SH       Sole                                      49600
ISHARES BRAZIL INDEX           COM              464286400      262     3400 SH       Sole                                       3400
CHINA MOBILE ADR               ADR              16941M109     4211    82350 SH       Sole                                      82350
HONDA MOTOR ADR                ADR              438128308      480    13500 SH       Sole                                      13500
TOYOTA ADR                     ADR              892331307     2319    32400 SH       Sole                                      32400
ISHARES HK CHINA 25 INDEX      COM              464287184     2139    49950 SH       Sole                                      49950
ISHARES SINGAPORE INDEX        COM              464286673      458    34655 SH       Sole                                      34655